Investments - Company's Investment in ABCP (Detail) (ABCP [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ABCP [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Balance, beginning of year	$ 92	$ 90	$ 82
Valuation adjustment	3	8	15
Cash receipts			(9)
Foreign exchange and other	(7)	(6)	2
Balance, end of year	$ 88	$ 92	$ 90